Accounts Receivable - Schedule of Accounts Receivable (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	959	868
Allowance for doubtful accounts	(36)	(23)	(18)
Accounts receivable, net	923	845
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	268	224
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	691	644